Convertible Debt (Details)			1 Months Ended		6 Months Ended		12 Months Ended
	Apr. 18, 2024 USD ($)	Jun. 28, 2023 USD ($) shares	Dec. 31, 2023 USD ($)	Nov. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2024 EUR (€) shares	Sep. 26, 2023 USD ($)	Nov. 30, 2017 USD ($)	Nov. 30, 2017 EUR (€)
Convertible Debt [Line Items]
Percentage of common shares outstanding					4.25%
Promissory notes			$ 6,400,000		$ 7,141,790		$ 6,400,000
Percentage of principal amount		92.00%
Principal amount			$ 1,100,000	$ 1,100,000			$ 1,100,000
Net of discount received	$ 2,970,000
Paid legal fee	25,000
Maturity date					1 year
Percentage of interest			8.50%		8.50%		8.50%	8.50%
Percentage of promissory note premium					8.00%
Business days					5 days
Calendar days					30 days
Percentage of volume weighted average price					110.00%
Trading days					8 days
Floor price per share (in Dollars per share) | $ / shares					$ 2
Monthly payment amount					$ 550,000
Percentage of redemption premium					8.00%			8.00%
Percentage of monthly payment					10.00%
Commitment fee					$ 250,000
Ordinary shares (in Shares) | shares		54,428
Original issue discount					440,000
Percentage of premium			8.00%	8.00%
Percentage of default interest			15.00%	15.00%
Principal reductions					2,600,000
Interest of promissory note					600,000
Net proceeds					500,000
Accrued interest					70,782
Change in fair value of convertible notes					528,210	$ (45,000)
Fair value balance amount					$ 5,799,000		$ 4,859,000
Bottom of Range [Member]
Convertible Debt [Line Items]
Consecutive trading days					5 days
Top of Range [Member]
Convertible Debt [Line Items]
Consecutive trading days					7 days
2017 Convertible Loans [Member]
Convertible Debt [Line Items]
Total loans										$ 92,007	€ 80,278
Payable on demand, amount					$ 43,003			€ 40,139
Commitment Amount [Member]
Convertible Debt [Line Items]
Promissory notes		$ 50,000,000
Initial Promissory Note [Member]
Convertible Debt [Line Items]
Promissory notes					4.9986
Principal amount		5,500,000
Net of discount received		$ 5,060,000
Face value					5,500,000
Fair value					$ 5,060,000
Converted ordinary shares (in Shares) | shares					3,366,093
Second Promissory Note [Member]
Convertible Debt [Line Items]
Promissory notes					$ 3.5424
Principal amount					1,770,577				$ 5,500,000
Net of discount received									$ 5,060,000
Fair value					5,008,000
Repaid principal amounts					787,633
Accrued interest					$ 383,980
Second Promissory Note [Member] | Bottom of Range [Member]
Convertible Debt [Line Items]
Conversion prices (in Dollars per share) | $ / shares					$ 0.18
Second Promissory Note [Member] | Top of Range [Member]
Convertible Debt [Line Items]
Conversion prices (in Dollars per share) | $ / shares					$ 0.95
Third Promissory Note [Member]
Convertible Debt [Line Items]
Principal amount	$ 3,300,000
Fair value					$ 2,822,000
Promissory Notes [Member]
Convertible Debt [Line Items]
Percentage of interest				15.00%	15.00%			15.00%
Calendar days					30 days
Trading days					3 days
Consecutive trading days					7 days
Percentage of redemption premium					8.00%			8.00%
Percentage of all outstanding					50.00%
Ordinary shares issued (in Shares) | shares					4,421,093			4,421,093
VWAPs [Member]
Convertible Debt [Line Items]
Percentage of volume weighted average price					92.00%